Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	107,365,693.65	11,668
Yield Supplement Overcollateralization Amount 04/30/26	3,453,552.05	0
Receivables Balance 04/30/26	110,819,245.70	11,668
Principal Payments	7,703,796.68	337
Defaulted Receivables	121,422.90	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	3,081,674.84	0
Pool Balance at 05/31/26	99,912,351.28	11,318

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.50%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	3,528,669.86	258
Past Due 61-90 days	994,755.70	78
Past Due 91-120 days	156,191.36	11
Past Due 121+ days	0.00	0
Total	4,679,616.92	347

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Delinquency Trigger Occurred	NO

Recoveries	142,074.08
Aggregate Net Losses/(Gains) - May 2026	(20,651.18)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.22%
Prior Net Losses/(Gains) Ratio	-0.05%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	0.54%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	99,912,351.28
Weighted Average Contract Rate	4.79%
Weighted Average Contract Rate, Yield Adjusted	8.38%
Weighted Average Remaining Term	20.88

Flow of Funds	$ Amount
Collections	8,279,757.44
Investment Earnings on Cash Accounts	15,487.64
Reserve Fund Balance	4,915,858.40
Servicing Fee	(92,349.37)
Aggregate Purchase Amount	103,115,449.02
Transfer to Collection Account	-
Available Funds	116,234,203.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	166,839.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	2,537,483.97
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	99,912,351.28
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	13,485,024.18

Total Distributions of Available Funds	116,234,203.13

Servicing Fee	92,349.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	102,449,835.25
Principal Paid	102,449,835.25
Note Balance @ 06/15/26	0.00

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-4
Note Balance @ 05/15/26	58,199,835.25
Principal Paid	58,199,835.25
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class B
Note Balance @ 05/15/26	29,500,000.00
Principal Paid	29,500,000.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class C
Note Balance @ 05/15/26	14,750,000.00
Principal Paid	14,750,000.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	299,343.70
Total Principal Paid	102,449,835.25
Total Paid	102,749,178.95

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.64285%
Coupon	4.21285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.44000%
Interest Paid	166,839.53
Principal Paid	58,199,835.25
Total Paid to A-4 Holders	58,366,674.78

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	29,500,000.00
Total Paid to B Holders	29,587,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	14,750,000.00
Total Paid to C Holders	14,794,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3044679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	104.2035815
Total Distribution Amount	104.5080494

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.8554218
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	647.2401607
Total A-4 Distribution Amount	649.0955825

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,003.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	24.77
Noteholders' Principal Distributable Amount	975.23

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	4,915,858.40
Investment Earnings	14,613.81
Investment Earnings Paid	(14,613.81)
Deposit/(Withdrawal)	(4,915,858.40)
Balance as of 06/15/26	0.00
Change	(4,915,858.40)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$736,855.21	$738,383.02	755,653.49
Number of Extensions	54	57	54
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.62%	0.59%